Leases - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease's weighted average remaining lease term	7 years 6 months	8 years 3 months 18 days
Operating lease's weighted average discount rate	5.57%	5.58%
Finance lease's weighted average remaining lease term		8 months 12 days
Finance lease's weighted average discount rate		5.50%
Capitalized lease cost	¥ 0	¥ 0	¥ 0